Pioneer High
Income Trust

Schedule of Investments | June 30, 2020

Ticker Symbol: PHT

Schedule of Investments | 6/30/20 (unaudited)

	Shares								Value
		UNAFFILIATED ISSUERS - 140.9%
		COMMON STOCKS - 0.2% of Net Assets
		Construction & Engineering - 0.0%†
	1,307,384(a)	Abengoa SA, Class B							$5,435
		Total Construction & Engineering							$5,435
		Oil, Gas & Consumable Fuels - 0.0%†
	21	Amplify Energy Corp.							$26
	65,597+^(a)	PetroQuest Energy, Inc.							36,078
		Total Oil, Gas & Consumable Fuels							$36,104
		Pharmaceuticals - 0.1%
	19,026(a)	Teva Pharmaceutical Industries, Ltd. (A.D.R.)							$234,590
		Total Pharmaceuticals							$234,590
		Specialty Retail - 0.0%†
	68,241+^(a)	Targus Cayman SubCo., Ltd.							$90,078
		Total Specialty Retail							$90,078
		Transportation Infrastructure - 0.1%
	6,402(a)	Syncreon Group							$94,430
		Total Transportation Infrastructure							$94,430
		TOTAL COMMON STOCKS
		(Cost $1,554,105)							$460,637
		CONVERTIBLE PREFERRED STOCK - 0.8% of Net Assets
		Banks - 0.8%
	1,600(b)	Wells Fargo & Co., 7.5%							$2,075,200
		Total Banks							$2,075,200
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $2,022,424)							$2,075,200
		PREFERRED STOCKS - 2.5% of Net Assets
		Banks - 1.2%
	132,750(c)	GMAC Capital Trust I, 6.177% (3 Month USD LIBOR + 579 bps), 2/15/40							$2,976,255
		Total Banks							$2,976,255
		Diversified Financial Services - 1.3%
	3,000(b)(c)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)							$3,060,000
		Total Diversified Financial Services							$3,060,000
		Internet - 0.0%†
	152,183(a)	MYT Holding Co., 10.0%, 6/7/29 (144A)							$111,855
		Total Internet							$111,855
		TOTAL PREFERRED STOCKS
		(Cost $6,600,250)							$6,148,110
	Principal Amount USD ($)								Value
		ASSET BACKED SECURITY - 0.1% of Net Assets
	300,000	InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (144A)							$298,006
		TOTAL ASSET BACKED SECURITY
		(Cost $300,000)							$298,006
		COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6% of Net Assets
	4,100,000(d)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class B1, 9.435% (1 Month USD LIBOR + 925 bps), 11/25/39 (144A)							$3,165,485
	790,000(d)	Connecticut Avenue Securities Trust, Series 2019-R04, Class 2B1, 5.435% (1 Month USD LIBOR + 525 bps), 6/25/39 (144A)							721,305
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $4,890,000)							$3,886,790
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9% of Net Assets
	710,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 12.435% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)							$745,440
	530,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 11.435% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)							511,718
	1,945,379(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)							1,621,243
	1,500,000(d)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 7.08% (1 Month USD LIBOR + 690 bps), 8/25/29							941,250
	1,499,729(d)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.413% (1 Month USD LIBOR + 623 bps), 1/25/27 (144A)							1,372,993
	1,016,639	L1C 3/8L1 LLC, Series 2019-1, Class B, 8.5%, 11/1/22 (144A)							995,088
	2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)							913,659
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $8,981,288)							$7,101,391
		CONVERTIBLE CORPORATE BONDS - 4.8% of Net Assets
		Airlines - 0.3%
	670,000	Southwest Airlines Co., 1.25%, 5/1/25							$804,691
		Total Airlines							$804,691
		Auto Parts & Equipment - 1.9%
	2,625,000	Meritor, Inc., 7.875%, 3/1/26							$4,575,683
		Total Auto Parts & Equipment							$4,575,683
		Banks - 0.0%†
IDR	1,422,679,000+^	PT Bakrie & Brothers Tbk, 12/22/22							$9,980
		Total Banks							$9,980
		Chemicals - 1.6%
	4,000,000(e)	Hercules LLC, 6.5%, 6/30/29							$4,015,000
		Total Chemicals							$4,015,000
	Principal Amount USD ($)								Value
		Commercial Services - 0.4%
	930,000	Cardtronics, Inc., 1.0%, 12/1/20							$917,212
		Total Commercial Services							$917,212
		Internet - 0.4%
	783,000	Zendesk, Inc., 0.625%, 6/15/25 (144A)							$835,245
		Total Internet							$835,245
		Leisure Time - 0.2%
	490,000	Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23 (144A)							$455,700
		Total Leisure Time							$455,700
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $8,379,039)							$11,613,511
		CORPORATE BONDS - 119.2% of Net Assets
		Advertising - 1.6%
	345,000	Lamar Media Corp., 4.875%, 1/15/29 (144A)							$346,725
	3,940,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)							3,664,200
		Total Advertising							$4,010,925
		Aerospace & Defense - 1.4%
	1,942,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)							$1,267,349
	1,210,000	Howmet Aerospace, Inc., 6.875%, 5/1/25							1,312,682
	745,000	Kratos Defense & Security Solutions, Inc., 6.5%, 11/30/25 (144A)							772,938
		Total Aerospace & Defense							$3,352,969
		Airlines - 1.6%
	1,455,000	Delta Air Lines, Inc., 3.75%, 10/28/29							$1,164,251
	355,000	Delta Air Lines, Inc., 7.375%, 1/15/26							343,426
	1,380,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.5%, 6/20/27 (144A)							1,383,450
EUR	1,400,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)							1,045,923
		Total Airlines							$3,937,050
		Auto Manufacturers - 2.2%
	615,000	General Motors Co., 5.4%, 10/2/23							$664,971
	1,399,000	General Motors Co., 6.125%, 10/1/25							1,572,035
	1,895,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)							1,913,950
	1,190,000	Navistar International Corp., 9.5%, 5/1/25 (144A)							1,275,144
		Total Auto Manufacturers							$5,426,100
		Auto Parts & Equipment - 2.1%
	295,000	Adient US LLC, 9.0%, 4/15/25 (144A)							$317,774
	2,000,000	American Axle & Manufacturing, Inc., 6.5%, 4/1/27							1,941,240
	1,683,000	Dealer Tire LLC/DT Issuer LLC, 8.0%, 2/1/28 (144A)							1,558,879
	1,195,000	Goodyear Tire & Rubber Co., 9.5%, 5/31/25							1,278,650
		Total Auto Parts & Equipment							$5,096,543
		Banks - 6.3%
	825,000	Access Bank Plc, 10.5%, 10/19/21 (144A)							$849,915
	600,000(b)(c)	Bank of America Corp., 6.5% (3 Month USD LIBOR + 417 bps)							644,796
	1,800,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)							1,829,250
	700,000(b)(c)	Credit Suisse Group AG, 7.5% (5 Year USD Swap Rate + 460 bps) (144A)							752,500
	1,931,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)							1,873,070
	2,147,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)							2,125,530
	675,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)							674,156
	3,415,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)							3,193,025
	200,000(b)(c)	Royal Bank of Scotland Group Plc, 7.5% (5 Year USD Swap Rate + 580 bps)							200,700
	2,250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)							2,339,438
	980,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)							988,526
		Total Banks							$15,470,906
		Building Materials - 1.6%
	1,491,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)							$1,526,411
	2,062,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)							2,123,860
	140,000	Summit Materials LLC/Summit Materials Finance Corp., 5.125%, 6/1/25 (144A)							138,250
		Total Building Materials							$3,788,521
		Chemicals - 4.4%
	210,000	Blue Cube Spinco LLC, 9.75%, 10/15/23							$216,300
	210,000	Blue Cube Spinco LLC, 10.0%, 10/15/25							218,925
	420,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)							411,600
	1,330,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)							1,336,650
	2,250,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)							3,012,649
	470,000	Olin Corp., 9.5%, 6/1/25 (144A)							524,050
	2,316,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)							2,223,360
	1,290,000	Tronox, Inc., 6.5%, 5/1/25 (144A)							1,302,900
	1,634,000	Tronox, Inc., 6.5%, 4/15/26 (144A)							1,527,790
		Total Chemicals							$10,774,224
		Coal - 0.8%
	2,429,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)							$2,052,991
		Total Coal							$2,052,991
		Commercial Services - 7.3%
	1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)							$2,007,394
	950,000	APX Group, Inc., 6.75%, 2/15/27 (144A)							896,562
	3,850,000	Cardtronics, Inc./Cardtronics USA, Inc., 5.5%, 5/1/25 (144A)							3,734,500
	1,025,000	Carriage Services, Inc., 6.625%, 6/1/26 (144A)							1,077,531
	3,226,000	Garda World Security Corp., 9.5%, 11/1/27 (144A)							3,411,495
	319,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)							319,686
	Principal Amount USD ($)								Value
		Commercial Services - (continued)
	480,000	Jaguar Holding Co. II/PPD Development LP, 5.0%, 6/15/28 (144A)							$491,400
	4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)							3,916,088
	1,093,000	Sotheby’s, 7.375%, 10/15/27 (144A)							1,032,885
	862,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)							926,090
		Total Commercial Services							$17,813,631
		Computers - 0.3%
	555,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)							$574,945
	155,000	NCR Corp., 8.125%, 4/15/25 (144A)							164,300
		Total Computers							$739,245
		Cosmetics/Personal Care - 0.8%
	1,650,000	Edgewell Personal Care Co., 5.5%, 6/1/28 (144A)							$1,695,375
		Total Cosmetics/Personal Care							$1,695,375
		Diversified Financial Services - 4.5%
	2,150,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)							$1,462,000
	1,240,000	Avation Capital SA, 6.5%, 5/15/21 (144A)							917,600
	3,105,000	Credito Real SAB de CV SOFOM ER, 9.5%, 2/7/26 (144A)							3,174,862
	2,000,000(f)	Global Aircraft Leasing Co., Ltd., 6.5% (7.25% PIK or 6.5% cash), 9/15/24 (144A)							1,340,000
	845,000	Nationstar Mortgage Holdings, Inc., 6.0%, 1/15/27 (144A)							802,750
	384,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)							394,061
	1,000,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)							1,056,870
	1,290,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)							1,186,800
	160,000	Springleaf Finance Corp., 6.625%, 1/15/28							158,400
	460,000	Springleaf Finance Corp., 8.875%, 6/1/25							491,763
		Total Diversified Financial Services							$10,985,106
		Electric - 4.7%
	3,281,000	Calpine Corp., 5.75%, 1/15/25							$3,313,121
	825,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)							910,181
	1,010,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)							1,147,572
	2,240,000	NRG Energy, Inc., 6.625%, 1/15/27							2,338,000
	950,000	NRG Energy, Inc., 7.25%, 5/15/26							1,002,250
	1,251,784	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)							1,264,302
	1,520,000	Talen Energy Supply LLC, 7.625%, 6/1/28 (144A)							1,520,000
	6,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)							6,158
		Total Electric							$11,501,584
		Electrical Components & Equipment - 0.5%
	750,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)							$789,848
	520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)							549,900
		Total Electrical Components & Equipment							$1,339,748
		Engineering & Construction - 1.1%
	2,510,000	PowerTeam Services LLC, 9.033%, 12/4/25 (144A)							$2,560,200
	670,793(g)	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)							224,716
		Total Engineering & Construction							$2,784,916
		Entertainment - 7.5%
	1,500,000	AMC Entertainment Holdings, Inc., 5.875%, 11/15/26							$480,000
	1,275,000	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27							395,250
	2,250,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)							1,957,500
EUR	1,025,000	Cirsa Finance International S.a.r.l., 6.25%, 12/20/23 (144A)							1,041,809
	854,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)							783,545
	1,240,000	Codere Finance 2 Luxembourg SA, 7.625%, 11/1/21 (144A)							806,620
	1,085,000	Colt Merger Sub, Inc., 8.125%, 7/1/27 (144A)							1,048,381
	1,325,000	Eldorado Resorts, Inc., 6.0%, 4/1/25							1,385,950
	3,369,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)							3,385,845
	395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)							404,875
	656,000	International Game Technology Plc, 6.5%, 2/15/25 (144A)							670,767
	2,350,000	Scientific Games International, Inc., 6.625%, 5/15/21							2,352,820
	1,910,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)							1,528,000
	1,910,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)							1,528,000
	571,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)							512,116
		Total Entertainment							$18,281,478
		Environmental Control - 1.5%
	1,691,000	Covanta Holding Corp., 6.0%, 1/1/27							$1,712,307
	2,521,000	Tervita Corp., 7.625%, 12/1/21 (144A)							1,978,985
		Total Environmental Control							$3,691,292
		Food - 3.9%
	531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.5%, 3/15/26 (144A)							$573,480
	1,412,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)							1,327,280
	775,000	JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 2/15/28 (144A)							818,601
	625,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 6.5%, 4/15/29 (144A)							663,281
	1,240,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)							1,249,300
	2,310,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)							2,194,500
	2,618,000	Simmons Foods, Inc., 7.75%, 1/15/24 (144A)							2,731,098
		Total Food							$9,557,540
		Forest Products & Paper - 1.8%
	1,655,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)							$1,671,567
	1,770,000	Mercer International, Inc., 7.375%, 1/15/25							1,761,150
	831,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)							849,698
		Total Forest Products & Paper							$4,282,415
	Principal Amount USD ($)								Value
		Healthcare-Products - 0.2%
EUR	450,000	Avantor, Inc., 4.75%, 10/1/24 (144A)							$520,083
		Total Healthcare-Products							$520,083
		Healthcare-Services - 4.7%
	1,340,000	Centene Corp., 4.625%, 12/15/29							$1,413,700
	580,000	LifePoint Health, Inc., 6.75%, 4/15/25 (144A)							598,850
	265,000	Select Medical Corp., 6.25%, 8/15/26 (144A)							267,902
	2,396,000	Surgery Center Holdings, Inc., 10.0%, 4/15/27 (144A)							2,396,000
	2,500,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)							2,575,000
	4,357,000	West Street Merger Sub, Inc., 6.375%, 9/1/25 (144A)							4,215,398
		Total Healthcare-Services							$11,466,850
		Holding Companies-Diversified - 0.6%
	1,580,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)							$1,422,000
		Total Holding Companies-Diversified							$1,422,000
		Home Builders - 2.4%
	475,000	Beazer Homes USA, Inc., 6.75%, 3/15/25							$470,250
	1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29							1,120,350
	970,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30 (144A)							810,532
	800,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.375%, 5/15/25 (144A)							792,000
	790,000	KB Home, 7.5%, 9/15/22							861,100
	1,035,000	KB Home, 7.625%, 5/15/23							1,128,150
	565,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.625%, 3/1/24 (144A)							579,125
		Total Home Builders							$5,761,507
		Housewares - 0.1%
	250,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)							$259,925
		Total Housewares							$259,925
		Insurance - 6.2%
	3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25							$4,427,007
	3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month USD LIBOR + 712 bps), 6/15/58 (144A)							4,428,000
	3,000,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)							4,575,544
	1,100,000	MetLife, Inc., 10.75%, 8/1/39							1,696,530
		Total Insurance							$15,127,081
		Internet - 0.3%
	465,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)							$495,352
	235,000	Expedia Group, Inc., 7.0%, 5/1/25 (144A)							244,271
		Total Internet							$739,623
		Iron & Steel - 1.8%
	960,000	Big River Steel LLC/BRS Finance Corp., 7.25% (USD LIBOR + 700 bps), 9/1/25 (144A)							$916,800
	1,840,000	Cleveland-Cliffs, Inc., 6.75%, 3/15/26 (144A)							1,775,600
	235,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)							246,503
	1,470,000	Commercial Metals Co., 5.375%, 7/15/27							1,488,375
		Total Iron & Steel							$4,427,278
		Leisure Time - 1.2%
	270,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)							$267,636
	638,000	Royal Caribbean Cruises, Ltd., 11.5%, 6/1/25 (144A)							665,721
	708,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)							421,522
	2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)							1,590,300
		Total Leisure Time							$2,945,179
		Lodging - 1.8%
	880,000	Boyd Gaming Corp., 8.625%, 6/1/25 (144A)							$919,600
	815,000	Hyatt Hotels Corp., 5.375%, 4/23/25							863,622
	390,000	Hyatt Hotels Corp., 5.75%, 4/23/30							428,813
	325,000	Marriott International, Inc., 5.75%, 5/1/25							353,066
	1,700,000	MGM Resorts International, 6.0%, 3/15/23							1,717,000
		Total Lodging							$4,282,101
		Machinery-Diversified - 0.6%
	1,517,000	Maxim Crane Works Holdings Capital LLC, 10.125%, 8/1/24 (144A)							$1,491,894
		Total Machinery-Diversified							$1,491,894
		Media - 2.8%
	833,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24							$772,691
	1,001,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26 (144A)							724,474
	3,727,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)							1,984,627
	303,000	Gray Television, Inc., 5.875%, 7/15/26 (144A)							301,597
	1,057,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)							1,083,425
EUR	890,000	Virgin Media Finance Plc, 3.75%, 7/15/30 (144A)							977,460
GBP	890,000	Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28 (144A)							1,105,407
		Total Media							$6,949,681
		Mining - 3.9%
	1,500,000	Coeur Mining, Inc., 5.875%, 6/1/24							$1,440,000
	375,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)							355,312
	1,750,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)							1,671,250
	600,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)							591,000
	1,236,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)							1,174,200
	2,275,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)							2,323,389
	1,095,000	Novelis Corp., 4.75%, 1/30/30 (144A)							1,045,725
	1,000,000	Novelis Corp., 5.875%, 9/30/26 (144A)							998,750
		Total Mining							$9,599,626
	Principal Amount USD ($)								Value
		Miscellaneous Manufacturers - 0.4%
	495,000	Hillenbrand, Inc., 5.75%, 6/15/25							$512,325
	424,000	Koppers, Inc., 6.0%, 2/15/25 (144A)							412,340
		Total Miscellaneous Manufacturers							$924,665
		Multi-National - 0.3%
IDR	10,330,000,000	Inter-American Development Bank, 7.875%, 3/14/23							$733,064
		Total Multi-National							$733,064
		Oil & Gas - 7.7%
	199,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.0%, 4/1/22 (144A)							$169,647
	2,430,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)							1,287,900
	1,402,000	Cenovus Energy, Inc., 6.75%, 11/15/39							1,365,075
	330,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/25 (144A)							332,581
	3,779,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)							3,514,470
	250,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)							233,280
	561,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)							481,057
	1,535,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)							1,275,969
	2,000,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)							1,740,000
	1,965,000	PBF Holding Co. LLC/PBF Finance Corp., 6.0%, 2/15/28 (144A)							1,630,950
	805,000	PBF Holding Co. LLC/PBF Finance Corp., 9.25%, 5/15/25 (144A)							859,337
	651,285(f)	PetroQuest Energy, Inc., 10.0% (10.0% PIK or 0.0% cash), 2/15/24							583,317
	2,819,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)							1,268,550
	720,000	SM Energy Co., 10.0%, 1/15/25 (144A)							683,554
	1,173,000	Transocean, Inc., 6.8%, 3/15/38							337,167
	1,785,000	Transocean, Inc., 7.25%, 11/1/25 (144A)							972,825
	1,470,000	Transocean, Inc., 7.5%, 1/15/26 (144A)							801,150
	1,527,000	Whiting Petroleum Corp., 5.75%, 3/15/21							293,947
	1,125,000	Whiting Petroleum Corp., 6.625%, 1/15/26							199,688
	1,000,000	YPF SA, 6.95%, 7/21/27 (144A)							700,000
ARS	15,750,000	YPF SA, 16.5%, 5/9/22 (144A)							145,306
		Total Oil & Gas							$18,875,770
		Oil & Gas Services - 2.6%
	385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)							$350,350
	2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)							2,433,186
	1,940,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25							1,605,350
	3,093,000	FTS International, Inc., 6.25%, 5/1/22							989,760
	525,000	SESI LLC, 7.75%, 9/15/24							191,625
	703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27							674,880
		Total Oil & Gas Services							$6,245,151
		Packaging & Containers - 1.8%
EUR	745,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 2.125%, 8/15/26 (144A)							$804,400
	1,087,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 6.0%, 2/15/25 (144A)							1,114,632
	1,500,000	Greif, Inc., 6.5%, 3/1/27 (144A)							1,526,805
	1,035,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.0%, 7/15/24 (144A)							1,037,908
		Total Packaging & Containers							$4,483,745
		Pharmaceuticals - 4.4%
	1,005,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)							$1,066,556
EUR	575,000	Bausch Health Cos., Inc., 4.5%, 5/15/23							638,644
EUR	1,265,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)							1,405,017
	90,000	Bausch Health Cos., Inc., 5.25%, 1/30/30 (144A)							85,387
	168,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)							167,580
	920,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)							954,500
	535,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)							551,050
	535,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)							561,750
	1,970,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 6/30/28 (144A)							1,270,650
	1,376,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.5%, 7/31/27 (144A)							1,455,395
	579,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)							594,170
	2,080,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23							1,964,950
		Total Pharmaceuticals							$10,715,649
		Pipelines - 7.8%
	3,075,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)							$2,798,250
	910,000	DCP Midstream Operating LP, 5.6%, 4/1/44							728,000
	1,175,000(c)	DCP Midstream Operating LP, 5.85% (3 Month USD LIBOR + 385 bps), 5/21/43 (144A)							822,500
	1,210,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25							1,119,250
	1,524,000(d)	Energy Transfer Operating LP, 3.704% (3 Month USD LIBOR + 302 bps), 11/1/66							838,200
	1,965,000(b)(c)	Energy Transfer Operating LP, 7.125% (5 Year CMT Index + 531 bps)							1,680,075
	925,000	EnLink Midstream Partners LP, 4.15%, 6/1/25							712,250
	248,000	EnLink Midstream Partners LP, 5.05%, 4/1/45							154,454
	717,000	EnLink Midstream Partners LP, 5.6%, 4/1/44							437,370
	2,175,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23							2,090,719
	421,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27							389,425
	1,240,000	Hess Midstream Operations LP, 5.625%, 2/15/26 (144A)							1,226,968
	1,850,000	ONEOK, Inc., 6.875%, 9/30/28							2,181,668
	1,885,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23							1,795,463
	1,801,000	Williams Cos., Inc., 5.75%, 6/24/44							2,082,953
		Total Pipelines							$19,057,545
		REITs - 2.1%
	1,363,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29							$1,369,815
	3,676,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)							3,724,781
		Total REITs							$5,094,596
	Principal Amount USD ($)								Value
		Retail - 3.2%
	1,240,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)							$1,159,400
	200,000	Abercrombie & Fitch Management Co., 8.75%, 7/15/25 (144A)							197,000
	550,000	Asbury Automotive Group, Inc., 4.5%, 3/1/28 (144A)							533,500
	589,000	Asbury Automotive Group, Inc., 4.75%, 3/1/30 (144A)							574,275
	1,045,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)							751,094
	1,890,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)							1,067,850
	470,000	IRB Holding Corp., 7.0%, 6/15/25 (144A)							484,429
	2,859,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)							2,487,330
	798,000	Staples, Inc., 7.5%, 4/15/26 (144A)							627,029
		Total Retail							$7,881,907
		Software - 0.5%
	1,267,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)							$1,273,335
		Total Software							$1,273,335
		Telecommunications - 5.0%
	1,495,000	Altice France Holding SA, 6.0%, 2/15/28 (144A)							$1,411,848
	1,169,000	Altice France Holding SA, 10.5%, 5/15/27 (144A)							1,287,712
	1,700,000	CenturyLink, Inc., 5.625%, 4/1/25							1,757,800
	1,075,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)							1,122,031
	645,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)							622,876
	119,296	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.0%, 12/31/26 (144A)							71,578
	298,833	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24 (144A)							291,362
	151,361(f)	Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 13.0% (7.0% PIK or 6.0% cash), 12/31/25 (144A)							127,143
	2,198,000(g)	Frontier Communications Corp., 7.125%, 1/15/23							651,158
	3,080,000	Sprint Corp., 7.125%, 6/15/24							3,477,751
	41,000	Sprint Corp., 7.625%, 3/1/26							48,395
	2,410,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)							1,446,000
		Total Telecommunications							$12,315,654
		Transportation - 0.9%
	1,025,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)							$1,023,975
	1,240,000	Watco Cos LLC/Watco Finance Corp., 6.5%, 6/15/27 (144A)							1,270,479
		Total Transportation							$2,294,454
		TOTAL CORPORATE BONDS
		(Cost $305,667,491)							$291,470,922
		FOREIGN GOVERNMENT BONDS - 1.5% of Net Assets
		Bahrain - 0.4%
	1,055,000	Bahrain Government International Bond, 5.625%, 9/30/31 (144A)							$1,065,286
		Total Bahrain							$1,065,286
		Mexico - 0.8%
MXN	38,420,700	Mexican Bonos, 8.0%, 12/7/23							$1,840,874
		Total Mexico							$1,840,874
		Russia - 0.3%
	684,400(h)	Russian Government International Bond, 7.5%, 3/31/30							$787,142
		Total Russia							$787,142
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $3,610,470)							$3,693,302
	Face Amount USD ($)								Value
		INSURANCE-LINKED SECURITIES - 2.6% of Net Assets(i)
		Collateralized Reinsurance - 0.7%
		Multiperil - U.S. - 0.2%
	500,000+(a)(j)	Dingle Re 2019, 2/1/21							$510,263
		Multiperil - Worldwide - 0.5%
	500,000+(a)(j)	Cypress Re 2017, 1/10/21							$9,100
	324,897+(a)(j)	Gloucester Re 2018, 2/28/21							57,182
	12,000+(j)	Limestone Re 2016-1, 8/31/21							–
	12,000+(j)	Limestone Re 2016-1, 8/31/21							–
	485,000+(a)(j)	Limestone Re 2019-2, 3/1/23 (144A)							514,488
	277,770+(a)(j)	Oyster Bay Re 2018, 1/15/21							252,104
	400,000+(a)(j)	Resilience Re, 4/6/21 (144A)							40
	300,000+(a)(j)	Wentworth Re 2020-1, 12/31/23							274,903
									$1,107,817
		Total Collateralized Reinsurance							$1,618,080
		Reinsurance Sidecars - 1.9%
		Multiperil - U.S. - 0.0%†
	700,000+(a)(j)	Carnoustie Re 2016, 11/30/20							$18,900
	1,000,000+(a)(j)	Carnoustie Re 2017, 11/30/21							131,800
	500,000+(a)(k)	Harambee Re 2018, 12/31/21							18,000
	600,000+(k)	Harambee Re 2019, 12/31/22							12,480
									$181,180
		Multiperil - Worldwide - 1.9%
	246,000+(a)(j)	Alturas Re, 3/10/23							$255,545
	250,000+(a)(j)	Alturas Re, 3/10/23 (144A)							209,750
	3,037+(j)	Alturas Re 2019-2, 3/10/22							27,430
	250,000+(a)(j)	Alturas Re 2019-3, 9/12/23							277,250
	500,000+(a)(j)	Arlington Re 2015, 2/1/21							24,300
	Face Amount USD ($)								Value
		Multiperil - Worldwide - (continued)
	1,167,977+(a)(j)	Berwick Re 2018-1, 12/31/21							$142,143
	834,446+(a)(j)	Berwick Re 2019-1, 12/31/22							900,546
	1,000+(j)	Limestone Re 2018, 3/1/22							33,343
	500,000+(a)(k)	Lorenz Re 2018, 7/1/21							21,850
	499,318+(a)(k)	Lorenz Re 2019, 6/30/22							394,611
	500,000+(a)(j)	Merion Re 2018-2, 12/31/21							544,700
	1,000,000+(a)(j)	Pangaea Re 2015-1, 2/28/21							1,308
	1,000,000+(j)	Pangaea Re 2015-2, 5/29/21							1,491
	1,200,000+(j)	Pangaea Re 2016-1, 11/30/20							2,664
	1,000,000+(j)	Pangaea Re 2016-2, 11/30/20							2,976
	500,000+(a)(j)	Pangaea Re 2017-1, 11/30/21							50
	500,000+(a)(j)	Pangaea Re 2018-1, 12/31/21							29,400
	1,000,000+(a)(j)	Pangaea Re 2018-3, 7/1/22							20,743
	409,624+(a)(j)	Pangaea Re 2019-1, 2/1/23							8,535
	735,313+(a)(j)	Pangaea Re 2019-3, 7/1/23							739,704
	200,000+(a)(j)	Sector Re V, 12/1/24 (144A)							199,299
	300,000+(a)(j)	Sector Re V, Ltd., 12/1/23 (144A)							179,348
	500,000+(a)(j)	St. Andrews Re 2017-1, 2/1/21							33,900
	250,000+(a)(j)	Sussex Re 2020-1, 12/31/22							257,500
	1,000,000+(a)(j)	Versutus Re 2017, 11/30/21							7,300
	500,000+(a)(j)	Versutus Re 2018, 12/31/21							–
	441,274+(j)	Versutus Re 2019-A, 12/31/21							23,476
	58,727+(j)	Versutus Re 2019-B, 12/31/21							3,124
	253,645+(a)(j)	Woburn Re 2018, 12/31/21							33,933
	244,914+(a)(j)	Woburn Re 2019, 12/31/22							143,237
									$4,519,456
		Total Reinsurance Sidecars							$4,700,636
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $6,948,560)							$6,318,716
	Principal Amount USD ($)								Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 4.6% of Net Assets*(d)
		Automobile - 0.2%
	432,732	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 4.123% (LIBOR + 275 bps), 11/8/23							$396,897
		Total Automobile							$396,897
		Diversified & Conglomerate Service - 1.3%
	500,000	Albany Molecular Research, Inc., Second Lien Initial Term Loan, 8.0% (LIBOR + 700 bps), 8/30/25							$478,750
	1,058,750	DynCorp International, Inc., Term Loan, 7.0% (LIBOR + 600 bps), 8/18/25							1,011,106
	1,086,386	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24							843,578
	919,922	Trico Group LLC, First Lien Tranche Term B-2 Loan, 8.0% (LIBOR + 700 bps), 2/2/24							873,926
		Total Diversified & Conglomerate Service							$3,207,360
		Healthcare, Education & Childcare - 1.2%
	2,535,510	LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), First Lien Term B Loan, 3.928% (LIBOR + 375 bps), 11/16/25							$2,384,558
	513,713	Surgery Center Holdings, Inc., 2020 Incremental Term Loan, 9.0% (LIBOR + 800 bps), 9/3/24							518,850
		Total Healthcare, Education & Childcare							$2,903,408
		Machinery - 0.1%
	367,773	Blount International, Inc., New Refinancing Term Loan, 4.75% (LIBOR + 375 bps), 4/12/23							$358,885
		Total Machinery							$358,885
		Oil & Gas - 0.1%
	825,530	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 7.0% (LIBOR + 600 bps), 5/13/22							$188,496
		Total Oil & Gas							$188,496
		Personal, Food & Miscellaneous Services - 0.4%
	995,000	Option Care Health, Inc., Term B Loan, 4.678% (LIBOR + 450 bps), 8/6/26							$969,296
		Total Personal, Food & Miscellaneous Services							$969,296
		Securities & Trusts - 0.5%
	1,381,300	Spectacle Gary Holdings LLC, Closing Date Term Loan, 11.0% (LIBOR + 900 bps), 12/23/25							$1,284,609
		Total Securities & Trusts							$1,284,609
		Telecommunications - 0.8%
	1,985,000	Commscope, Inc., Initial Term Loan, 3.428% (LIBOR + 325 bps), 4/6/26							$1,890,713
		Total Telecommunications							$1,890,713
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $12,293,853)							$11,199,664
	Shares								Value
		RIGHTS/WARRANTS - 0.0%† of Net Assets
		Construction & Engineering - 0.0%†
	499,469(a)(l)	Abengoa Abenewco 2 SA, 4/26/24 (144A)							$4,690
	499,469(a)(l)	Abengoa Abenewco 2 SA, 4/26/24 (144A)							300
		Total Construction & Engineering							$4,990
		Health Care Providers & Services - 0.0%†
	1,819,798(m)	ANR, Inc., 3/31/23							$4,185
		Total Health Care Providers & Services							$4,185
	Shares								Value
		Oil, Gas & Consumable Fuels - 0.0%†
	354(a)(n)	Contura Energy, Inc., 7/26/23							$71
		Total Oil, Gas & Consumable Fuels							$71
		TOTAL RIGHTS/WARRANTS
		(Cost $853,870)							$9,246
	Number of Contracts	Description	Counterparty		Amount		Strike Price	Expiration Date	Value
		OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.1%
	5,690,000	Put EUR Call USD	Bank of America NA	EUR	88,626	EUR	1.11	3/8/21	$96,081
	773,000	Put EUR Call USD	Bank of America NA	EUR	12,793	EUR	1.11	6/4/21	17,183
									$113,264
		TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
		(Premiums paid $101,419)							$113,264
		TOTAL OPTIONS PURCHASED
		(Premiums paid $101,419)							$113,264
		TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 140.9%
		(Cost $362,202,769)(o)							$344,388,759
		OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
	(5,690,000)	Call EUR Put USD	Bank of America NA	EUR	88,626	EUR	1.20	3/8/21	$(35,750)
	(773,000)	Call EUR Put USD	Bank of America NA	EUR	12,793	EUR	1.17	6/4/21	(12,965)
									$(48,715)
		TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
		(Premiums received $(101,419))							$(48,715)
		OTHER ASSETS AND LIABILITIES - (40.9)%							$(99,859,791)
		NET ASSETS - 100.0%							$244,480,253

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2020, the value of these securities amounted to $229,548,993, or 93.9% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at June 30, 2020.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at June 30, 2020.
(d)	Floating rate note. Coupon rate, reference index and spread shown at June 30, 2020.
(e)	Security is priced as a unit.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is in default.
(h)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at June 30, 2020.
(i)	Securities are restricted as to resale.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Abengoa Abenewco 2 SA warrants are exercisable into 499,469 shares.
(m)	ANR, Inc. warrants are exercisable into 1,819,798 shares.
(n)	Contura Energy, Inc. warrants are exercisable into 354 shares.
(o)	Distributions of investments by country of issue, as a percentage of total investments based on country of domicile, is as follows:

	United States	77.1%
	Canada	6.1
	Luxembourg	2.6
	United Kingdom	2.1
	Bermuda	1.8
	Mexico	1.5
	Netherlands	1.4
	Ireland	1.1
	Other (individually less than 1%)	6.3
		100.0%

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	929,205	USD	(1,052,382)	Bank of America NA	8/28/20	$(7,032)
EUR	5,422,439	USD	(5,914,438)	Bank of New York Mellon Corp.	7/24/20	181,004
IDR	8,956,970,000	USD	(621,205)	Citibank NA	8/27/20	3,076
NOK	7,297,056	EUR	(673,359)	JPMorgan Chase Bank NA	8/4/20	500
USD	4,030,655	EUR	(3,710,000)	State Street Bank & Trust Co.	7/24/20	(139,811)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$37,737

SWAP CONTRACTS

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACT
Notional Amount ($)	Pay/ Receive(1)	Annual Fixed Rate	Pay/ Receive(2)	Floating Rate	Expiration Date	Premiums Paid	Unrealized (Depreciation)	Market Value
22,500,000	Pay	1.59%	Receive	3 Month LIBOR USD	11/9/20	$ 101	$ (137,061)	$ (136,960)
TOTAL CENTRALY CLEARED INTEREST RATE SWAP CONTRACT						$ 101	$ (137,061)	$ (136,960)

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(3)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
515,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (57,937)	$ (434,789)	$ (492,726)
310,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(37,975)	(258,618)	(296,593)
485,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(59,413)	(404,611)	(464,024)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ (155,325)	$ (1,098,018)	$ (1,253,343)
TOTAL SWAP CONTRACTS						$ (155,224)	$ (1,235,079)	$ (1,390,303)

(1)	Pays semiannually.
(2)	Receives quarterly.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
NOK	-	Norwegian Krone

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of June 30, 2020, in valuing the Trust’s investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Oil, Gas & Consumable Fuels	$26	$–	$36,078	$36,104
Specialty Retail	–	–	90,078	90,078
Transportation Infrastructure	–	94,430	–	94,430
All Other Common Stocks	240,025	–	–	240,025
Convertible Preferred Stock	2,075,200	–	–	2,075,200
Preferred Stocks
Diversified Financial Services	–	3,060,000	–	3,060,000
All Other Preferred Stocks	3,088,110	–	–	3,088,110
Asset Backed Security	–	298,006	–	298,006
Collateralized Mortgage Obligations	–	3,886,790	–	3,886,790
Commercial Mortgage-Backed Securities	–	7,101,391	–	7,101,391
Convertible Corporate Bonds
Banks	–	–	9,980	9,980
All Other Convertible Corporate Bonds	–	11,603,531	–	11,603,531
Corporate Bonds	–	291,470,922	–	291,470,922
Foreign Government Bonds	–	3,693,302	–	3,693,302

	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil - U.S.	$–	$–	$510,263	$510,263
Multiperil - Worldwide	–	–	1,107,817	1,107,817
Reinsurance Sidecars
Multiperil - U.S.	–	–	181,180	181,180
Multiperil - Worldwide	–	–	4,519,456	4,519,456
Senior Secured Floating Rate Loan Interests	–	11,199,664	–	11,199,664
Rights/Warrants	–	9,246	–	9,246
Over The Counter (OTC) Currency Put Option Purchased	–	113,264	–	113,264
Total Investments in Securities	$5,403,361	$332,530,546	$6,454,852	$344,388,759
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(48,715)	$–	$(48,715)
Net unrealized appreciation on forward foreign currency exchange contracts	–	37,737	–	37,737
Swap contracts, at value	–	(1,390,303)	–	(1,390,303)
Total Other Financial Instruments	$–	$(1,401,281)	$–	$(1,401,281)

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 3/31/20	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in and out of Level 3 categories*	Balance as of 6/30/20
Common Stocks
Oil, Gas & Consumable Fuels	$81,996	$–	$(45,918)	$–	$--	$–	$–	$36,078
Specialty Retail	81,207	–	8,871	–	–	–	–	90,078
Convertible Corporate Bonds
Banks	–	–	1,257	–	–	–	8,723	9,980
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	510,263	–	–	–	–	–	–	510,263
Multiperil – U.S. Regional	256,041	–	(19,156)	–	(236,885)	–	–	–
Multiperil - Worldwide	1,257,279	(32,920)	49,614	–	(166,156)	–	–	1,107,817
Reinsurance Sidecars
Multiperil - U.S.	282,565	(67,456)	13,244	–	(47,173)	–	–	181,180
Multiperil - Worldwide	4,664,477	--	(65,208)	–	(79,813)	–	–	4,519,456
Total	$7,133,828	$(100,376)	$(57,296)	$–	$(530,027)	$–	$8,723	$6,454,852

*
Transfers are calculated on the beginning of period values. During the three months ended June 30, 2020, an investment having a value of $8,723 was transferred from Level 2 to Level 3, due to valuing the security using unobservable inputs. There were no other transfers between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at June 30, 2020: $(121,823).